Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-2 Owner Trust

Collection Period: May 1, 2012 through May 31, 2012

Determination Date: 06/13/2012

Payment Date: 06/18/2012

I. ORIGINAL DEAL PARAMETER INPUTS
(A) Total Portfolio Balance	$1,288,659,793.82
(B) Total Securities Balance	$1,288,659,793.82
(C) Class A-1 Notes
(i) Class A-1 Notes Balance	$386,250,000.00
(ii) Class A-1 Notes Percentage	29.97%
(iii) Class A-1 Notes Rate	0.51298%
(iv) Class A-1 Notes Accrual Basis	Actual/360
(D) Class A-2 Notes
(i) Class A-2 Notes Balance	$251,250,000.00
(ii) Class A-2 Notes Percentage	19.50%
(iii) Class A-2 Notes Rate	0.820%
(iv) Class A-2 Notes Accrual Basis	30/360
(E) Class A-3 Notes
(i) Class A-3 Notes Balance	$507,500,000.00
(ii) Class A-3 Notes Percentage	39.38%
(iii) Class A-3 Notes Rate	1.340%
(iv) Class A-3 Notes Accrual Basis	30/360
(F) Class A-4 Notes
(i) Class A-4 Notes Balance	$105,000,000.00
(ii) Class A-4 Notes Percentage	8.15%
(iii) Class A-4 Notes Rate	1.930%
(iv) Class A-4 Notes Accrual Basis	30/360
(G) Certificates
(i) Certificates Balance	$38,659,793.82
(ii) Certificates Percentage	3.00%
(iii) Certificates Rate	0.00%
(iv) Certificates Accrual Basis	30/360

(H) Servicing Fee Rate	1.00%
(I) Portfolio Summary
(i) Weighted Average Coupon (WAC)	5.05%
(ii) Weighted Average Original Maturity (WAOM)	57.86	months
(iii) Weighted Average Remaining Maturity (WAM)	44.49	months
(iv) Number of Receivables	82,847
(J) Reserve Account
(i) Reserve Account Initial Deposit Percentage	0.25%
(ii) Reserve Account Initial Deposit	$3,221,649.48
(iii) Specified Reserve Account Percentage	0.25%
(v) Specified Reserve Account Balance	$3,221,649.48
(K) Yield Supplement Account Deposit	$4,651,637.61

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
(A) Total Portfolio Balance	$385,863,697.71
(B) Total Securities Balance	$385,863,697.71
(C) Cumulative Note and Certificate Pool Factor	0.2994302
(D) Class A-1 Notes
(i) Class A-1 Notes Balance	$0.00
(ii) Class A-1 Notes Pool Factor	0.0000000
(iii) Class A-1 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-1 Notes Principal Carryover Shortfall	$0.00
(E) Class A-2 Notes
(i) Class A-2 Notes Balance	$0.00
(ii) Class A-2 Notes Pool Factor	0.0000000
(iii) Class A-2 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-2 Notes Principal Carryover Shortfall	$0.00
(F) Class A-3 Notes
(i) Class A-3 Notes Balance	$242,203,903.89
(ii) Class A-3 Notes Pool Factor	0.4772491
(iii) Class A-3 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-3 Notes Principal Carryover Shortfall	$0.00
(G) Class A-4 Notes
(i) Class A-4 Notes Balance	$105,000,000.00
(ii) Class A-4 Notes Pool Factor	1.0000000
(iii) Class A-4 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-4 Notes Principal Carryover Shortfall	$0.00
(H) Certificates
(i) Certificates Balance	$38,659,793.82
(ii) Certificates Pool Factor	1.0000000
(iii) Certificates Interest Carryover Shortfall	$0.00
(iv) Certificates Principal Carryover Shortfall	$0.00
(I) Servicing Fee
(i) Servicing Fee Shortfall	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-2 Owner Trust

Collection Period: May 1, 2012 through May 31, 2012

Determination Date: 06/13/2012

Payment Date: 06/18/2012

(J) End of Prior Month Account Balances
(i) Reserve Account		$3,221,649.48
(ii) Yield Supplement Account		$555,224.55
(iii) Advances Outstanding		$219,587.82
(K) Portfolio Summary as of End of Prior Month
(i) Weighted Average Coupon (WAC)		5.25%
(ii) Weighted Average Remaining Maturity (WAM)		25.24	months
(iii) Number of Receivables		47,385
(L) Note and Certificate Percentages
(i) Note Percentage		100.00%
(ii) Certificate Percentage		0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
(A) Simple Interest Receivables Principal
(i) Principal Collections		$18,064,436.08
(ii) Prepayments in Full		$7,306,206.13
(iii) Repurchased Receivables Related to Principal		$0.00
(B) Simple Interest Receivables Interest
(i) Simple Interest Collections		$1,671,334.34
(ii) Repurchased Receivables Related to Interest		$0.00
(C) Interest Advance for simple Interest - Net *		$(5,817.18)
(D) Portfolio Summary as of End of Month
(i) Weighted Average Coupon (WAC)		5.25%
(ii) Weighted Average Remaining Maturity (WAM)		24.47	months
(iii) Remaining Number of Receivables		45,519

* Advances are reimbursed:
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and

(ii)    to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
(A) Collection Account Investment Income		$0.00
(B) Reserve Account Investment Income		$441.66
(C) Yield Supplement Account Investment Income		$80.41
(D) Trust Fees Expense		$5,000.00
(E) Aggregate Net Losses for Collection Period	-$	22,880.45
(F) Liquidated Receivables Information
(i) Gross Principal Balance on Liquidated Receivables		284,792.84
(ii) Liquidation Proceeds		110,652.03
(iii) Recoveries from Prior Month Charge Offs		197,021.26
(G) Days in Accrual Period		31
(H) Deal age		25

MONTHLY COLLECTIONS

V. INTEREST COLLECTIONS
(A) Total Interest Collections		$1,665,517.16

VI. PRINCIPAL COLLECTIONS
(A) Principal Payments Received		$25,370,642.21
(B) Liquidation Proceeds		110,652.03
(C) Repurchased Loan Proceeds Related to Principal		0.00
(D) Recoveries from Prior Month Charge Offs		197,021.26

(E) Total Principal Collections		$25,678,315.50

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS		$27,343,832.66

VIII. YIELD SUPPLEMENT DEPOSIT		$54,995.99

IX. TOTAL AVAILABLE AMOUNT		$27,398,828.65

MONTHLY DISTRIBUTIONS

X. FEE DISTRIBUTIONS
(A) Servicing Fee
(i) Servicing Fee Due		$321,553.08
(ii) Servicing Fee Paid ($0.25 per $1,000 original principal amount)		321,553.08

(iii) Servicing Fee Shortfall		$0.00
(B) Reserve Account Investment Income		$441.66
(C) Yield Supplement Account Investment Income		$0.00
(D) Trust Fees Expense		$5,000.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-2 Owner Trust

Collection Period: May 1, 2012 through May 31, 2012

Determination Date: 06/13/2012

Payment Date: 06/18/2012

XI. DISTRIBUTIONS TO NOTEHOLDERS
(A) Interest
(i) Class A-1 Notes
(a) Class A-1 Notes Interest Due	$0.00
(b) Class A-1 Notes Interest Paid	0.00

(c) Class A-1 Notes Interest Shortfall	$0.00
(ii) Class A-2 Notes
(a) Class A-2 Notes Interest Due	$0.00
(b) Class A-2 Notes Interest Paid	0.00

(c) Class A-2 Notes Interest Shortfall	$0.00
(iii) Class A-3 Notes
(a) Class A-3 Notes Interest Due	$270,461.03
(b) Class A-3 Notes Interest Paid	270,461.03

(c) Class A-3 Notes Interest Shortfall	$0.00
(iv) Class A-4 Notes
(a) Class A-4 Notes Interest Due	$168,875.00
(b) Class A-4 Notes Interest Paid	168,875.00

(c) Class A-4 Notes Interest Shortfall	$0.00
(v) Total Note Interest
(a) Total Note Interest Due	$439,336.03
(b) Total Note Interest Paid	439,336.03

(c) Total Note Interest Shortfall	$0.00
(d) Reserve Account Withdrawal for Note Interest	$0.00
Amount available for distributions after Fees & Interest	$26,632,939.54
(B) Principal
(i) Noteholders’ Principal Distribution Amounts	$25,655,435.05
(ii) Class A-1 Notes Principal
(a) Class A-1 Notes Principal Due	$0.00
(b) Class A-1 Notes Principal Paid	0.00

(c) Class A-1 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iii) Class A-2 Notes Principal
(a) Class A-2 Notes Principal Due	$0.00
(b) Class A-2 Notes Principal Paid	0.00

(c) Class A-2 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(iv) Class A-3 Notes Principal
(a) Class A-3 Notes Principal Due	$25,655,435.05
(b) Class A-3 Notes Principal Paid	25,655,435.05

(c) Class A-3 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(v) Class A-4 Notes Principal
(a) Class A-4 Notes Principal Due	$0.00
(b) Class A-4 Notes Principal Paid	0.00

(c) Class A-4 Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00
(vi) Total Notes Principal
(a) Total Notes Principal Due	$25,655,435.05
(b) Total Notes Principal Paid	25,655,435.05

(c) Total Notes Principal Shortfall	$0.00
(d) Reserve Account Withdrawal	$0.00

Amount available for distributions to the Certificates and Reserve Fund	$977,504.49

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
(A) Interest
(i) Certificates Monthly Interest Due	$0.00
(ii) Certificate Interest Shortfall Beginning Balance	$0.00

(iii) Total Certificates Interest Due	$0.00
(iv) Certificate Monthly Interest Paid	0.00

(v) Certificate Interest Shortfall Ending Balance	$0.00
(B) Principal
(i) Certificates Monthly Principal Due	$0.00
(ii) Certificate Principal Shortfall Beginning Balance	$0.00

(iii) Total Certificates Principal Due	$0.00
(iv) Certificate Monthly Principal Paid	0.00

(v) Certificate Principal Shortfall Ending Balance	$0.00

XIII. RESERVE FUND DEPOSIT
Amount available for deposit into reserve account	$977,504.49
Amount Deposited into Reserve Account	0.00
Excess Amount Released from Reserve Account	0.00

Excess Funds Released to Seller	977,504.49

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-2 Owner Trust

Collection Period: May 1, 2012 through May 31, 2012

Determination Date: 06/13/2012

Payment Date: 06/18/2012

DISTRIBUTIONS SUMMARY

(A) Total Collections		$27,398,828.65
(B) Service Fee		$321,553.08
(C) Trustee Fees		$5,000.00
(D) Class A1 Amount		$0.00
(E) Class A2 Amount		$0.00
(F) Class A3 Amount		$25,925,896.08
(G) Class A4 Amount		$168,875.00
(H) Certificateholders		$0.00
(I) Amount Deposited into Reserve Account		$0.00
(J) Release to seller		$977,504.49
(K) Total amount distributed		$27,398,828.65
(L) Amount of Draw from Reserve Account		$0.00
(M) Excess Amount Released from Reserve Account		$0.00

DISTRIBUTION TO SECURITYHOLDERS

Note Interest Distribution Amount		439,336.03
Class A-1 Notes:	($0.00 per $1,000 original principal amount)
Class A-2 Notes:	($0.00 per $1,000 original principal amount)
Class A-3 Notes:	($0.53 per $1,000 original principal amount)
Class A-4 Notes:	($1.61 per $1,000 original principal amount)

Note Principal Distribution Amount		25,655,435.05
Class A-1 Notes:	($0.00 per $1,000 original principal amount)
Class A-2 Notes:	($0.00 per $1,000 original principal amount)
Class A-3 Notes:	($50.55 per $1,000 original principal amount)
Class A-4 Notes:	($0.00 per $1,000 original principal amount)

Note Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($0.00 per $1,000 original principal amount)
Class A-2 Notes:	($0.00 per $1,000 original principal amount)
Class A-3 Notes:	($0.00 per $1,000 original principal amount)
Class A-4 Notes:	($0.00 per $1,000 original principal amount)

Note Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($0.00 per $1,000 original principal amount)
Class A-2 Notes:	($0.00 per $1,000 original principal amount)
Class A-3 Notes:	($0.00 per $1,000 original principal amount)
Class A-4 Notes:	($0.00 per $1,000 original principal amount)

Certificate Interest Distribution Amount		0.00
	($0.00 per $1,000 original principal amount)

Certificate Principal Distribution Amount		0.00
	($0.00 per $1,000 original principal amount)

Certificate Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($0.00 per $1,000 original principal amount)
Certificate Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($0.00 per $1,000 original principal amount)

PORTFOLIO AND SECURITY SUMMARY

	Beginning		End
	of Period		of Period
XIV. POOL BALANCES AND PORTFOLIO INFORMATION
(A) Balances and Principal Factors
(i) Aggregate Balance of Notes	$347,203,903.89		$321,548,468.84
(ii) Note Pool Factor	0.2777631		0.2572388
(iii) Class A-1 Notes Balance	0.00		0.00
(iv) Class A-1 Notes Pool Factor	0.0000000		0.0000000
(v) Class A-2 Notes Balance	0.00		0.00
(vi) Class A-2 Notes Pool Factor	0.0000000		0.0000000
(vii) Class A-3 Notes Balance	242,203,903.89		216,548,468.84
(viii) Class A-3 Notes Pool Factor	0.4772491		0.4266965
(ix) Class A-4 Notes Balance	105,000,000.00		105,000,000.00
(x) Class A-4 Notes Pool Factor	1.0000000		1.0000000
(xi) Certificates Balance	38,659,793.82		38,659,793.82
(xii) Certificates Pool Factor	1.0000000		1.0000000
(xiii) Total Principal Balance of Notes and Certificates	385,863,697.71		360,208,262.66
(B) Portfolio Information
(i) Weighted Average Coupon (WAC)	5.25%		5.25%
(ii) Weighted Average Remaining Maturity (WAM)	25.24	months	24.47	months
(iii) Remaining Number of Receivables	47,385		45,519
(iv) Portfolio Receivable Balance	$385,863,697.71		$360,208,262.66
(C) Outstanding Advance Amount	$219,587.82		$213,770.64

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2010-2 Owner Trust

Collection Period: May 1, 2012 through May 31, 2012

Determination Date: 06/13/2012

Payment Date: 06/18/2012

SUMMARY OF ACCOUNTS

XV. RECONCILIATION OF RESERVE ACCOUNT
(A) Beginning Reserve Account Balance				$3,221,649.48
(B) Draws				0.00
(i) Draw for Servicing Fee				0.00
(ii) Draw for Interest				0.00
(iii) Draw for Realized Losses				0.00
(C) Excess Interest Deposited into the Reserve Account				0.00
(E) Reserve Account Balance Prior to Release				3,221,649.48
(F) Reserve Account Required Amount				3,221,649.48
(G) Final Reserve Account Required Amount				3,221,649.48
(H) Excess Reserve Account Amount				0.00
(I) Release of Reserve Account Balance to Seller				0.00

(J) Ending Reserve Account Balance				3,221,649.48

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
(A) Beginning Yield Supplement Account Balance				555,224.55
(B) Investment Earnings				80.41
(C) Investment Earnings Withdraw				0.00
(D) Additional Yield Supplement Amounts				0.00
(E) Yield Supplement Deposit Amount				54,995.99
(F) Release of Yield Supplement Account Balance to Seller				0.00

(G) Ending Yield Supplement Account Balance				500,308.97

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
(A) Liquidated Contracts
(i) Liquidation Proceeds				$110,652.03
(ii) Recoveries on Previously Liquidated Contracts				197,021.26
(B) Aggregate Net Losses for Collection Period				(22,880.45)
(C) Net Loss Rate for Collection Period (annualized)				-0.07%
(D) Cumulative Net Losses for all Periods				5,057,066.35

	# Units		Dollar Amount
(E) Delinquent Receivables
(i) 31-60 Days Delinquent	1,902	4.18%	$16,363,775.38	4.54%
(ii) 61-90 Days Delinquent	582	1.28%	$5,338,540.59	1.48%
(ii) 91 Days or More Delinquent	191	0.42%	$1,835,480.98	0.51%

	# Units		Dollar Amount
XVIII. REPOSSESSION ACTIVITY
(A) Vehicles Repossessed During Collection Period	16	0.04%	$145,563.51	0.04%
(B) Total Accumulated Repossessed Vehicles in Inventory	22	0.05%	$213,471.48	0.06%

XIX. NET LOSS AND DELINQUENCY RATIOS
(A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
(i) Second Preceding Collection Period				0.10%
(ii) Preceding Collection Period				0.39%
(iii) Current Collection Period				-0.07%
(iv) Three Month Average (Avg(i,ii,iii))				0.14%
(B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables.
(i) Second Preceding Collection Period				1.43%
(ii) Preceding Collection Period				1.63%
(iii) Current Collection Period				1.75%

(iv) Three Month Average (Avg(i,ii,iii))				1.60%

(C) Loss and Delinquency Trigger Indicator

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul Honda

Mr. Paul Honda

Vice President-Finance & Administration,

Assistant Secretary and Compliance Officer